SUBSEQUENT EVENTS - Narrative (Details) - USD ($) $ in Thousands				3 Months Ended
	Feb. 20, 2023	Feb. 28, 2022	Feb. 25, 2021	Jun. 30, 2023	Feb. 23, 2023	Nov. 09, 2022	Feb. 12, 2020
Subsequent Event [Line Items]
Stock repurchase program, authorized amount						$ 250,000	$ 200,000
Israel Tax Authority
Subsequent Event [Line Items]
Final assessment amount		$ 14,675	$ 16,000
Subsequent Event
Subsequent Event [Line Items]
Stock repurchase program, authorized amount					$ 250,000
Subsequent Event | Israel Tax Authority
Subsequent Event [Line Items]
Final assessment amount	$ 8,784
Subsequent Event | 2017 Exchangeable Notes | Forecast
Subsequent Event [Line Items]
Aggregated principal amount				$ 1,535